Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000004013 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004013 | Recruit Holdings
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004013 | Toyota Motor
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004013 | ORIX
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004013 | Renesas Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004013 | Sumitomo
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004013 | MS&AD Insurance Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004013 | Resona Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004013 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004013 | Hitachi
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004013 | Electric Appliances & Precision Instruments
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000004013 | IT & Services & Others
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000004013 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000004013 | Raw Materials & Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004013 | Financials Ex-Banks
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004013 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000004013 | Commercial & Wholesale Trade
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000004013 | Automobiles & Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004013 | Retail Trade
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004013 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000184318 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000184318 | Recruit Holdings
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000184318 | Toyota Motor
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000184318 | ORIX
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184318 | Renesas Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000184318 | Sumitomo
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000184318 | MS&AD Insurance Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000184318 | Resona Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184318 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184318 | Hitachi
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184318 | Electric Appliances & Precision Instruments
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000184318 | IT & Services & Others
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000184318 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000184318 | Raw Materials & Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000184318 | Financials Ex-Banks
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000184318 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000184318 | Commercial & Wholesale Trade
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000184318 | Automobiles & Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000184318 | Retail Trade
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000184318 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000225810 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225810 | Recruit Holdings
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225810 | Toyota Motor
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225810 | ORIX
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225810 | Renesas Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225810 | Sumitomo
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225810 | MS&AD Insurance Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225810 | Resona Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225810 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225810 | Hitachi
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225810 | Electric Appliances & Precision Instruments
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000225810 | IT & Services & Others
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000225810 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000225810 | Raw Materials & Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000225810 | Financials Ex-Banks
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225810 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225810 | Commercial & Wholesale Trade
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225810 | Automobiles & Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000225810 | Retail Trade
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225810 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	13.20%